SEGMENT INFORMATION	12 Months Ended
Mar. 31, 2013
SEGMENT INFORMATION

21. SEGMENT INFORMATION

The Company engages in various fields of business and industries by providing products and services which are categorized into the following segments: Farm & Industrial Machinery; Water & Environment; and Other. The Farm & Industrial Machinery segment manufactures and distributes farm equipment, engines, and construction machinery. The Water & Environment segment manufactures and distributes pipe-related products (ductile iron pipes, plastic pipes, valves, and pumps), environment-related products (environmental control plants and other products ), and social infrastructure-related products ( industrial castings, spiral welded steel pipes, vending machines, precision equipment, and air-conditioning equipment). The Other segment includes construction, services, and other businesses.

The segments represent the components of the Company for which separate financial information is available that is utilized on a regular basis by the chief executive officer in determining how to allocate the Company’s resources and evaluate performance. The segments also represent the Company’s organizational structure principally based on the nature of products and services.

The accounting policies for the reporting segments are consistent with the accounting policies used in the Company’s consolidated financial statements.

The Company realigned its organization on April 1, 2012. Following this realignment, the segments that had previously been classified as “Farm & Industrial Machinery”, “Water & Environment System”, “Social Infrastructure”, and “Other” were reclassified as “Farm & Industrial Machinery”, “Water & Environment”, and “Other”.

Reporting Segments

Information by reporting segments is summarized as follows:

(¥ in millions)
For the years ended March 31:	Farm & Industrial Machinery	Water & Environment	Other	Adjustments	Consolidated
2013:
Revenues:
External customers	¥850,953	¥282,078	¥34,597	¥—	¥1,167,628
Intersegment	59	5,461	22,030	(27,550)	—

Total	851,012	287,539	56,627	(27,550)	1,167,628
Operating income	¥107,967	¥23,533	¥2,464	¥(20,803)	¥113,161

Identifiable assets at March 31, 2013	¥1,244,886	¥258,869	¥75,790	¥164,125	¥1,743,670
Depreciation and amortization	20,123	6,214	737	2,179	29,253
Capital expenditures	37,222	7,658	744	3,102	48,726

2012:
Revenues:
External customers	¥713,943	¥263,286	¥30,790	¥—	¥1,008,019
Intersegment	69	4,839	18,010	(22,918)	—

Total	714,012	268,125	48,800	(22,918)	1,008,019
Operating income	¥97,776	¥17,480	¥2,450	¥(12,026)	¥105,680

Identifiable assets at March 31, 2012	¥1,039,280	¥246,272	¥49,530	¥152,587	¥1,487,669
Depreciation and amortization	14,582	6,574	705	2,000	23,861
Capital expenditures	20,077	6,076	1,071	3,888	31,112

2011:
Revenues:
External customers	¥651,518	¥253,207	¥28,960	¥—	¥933,685
Intersegment	64	3,825	15,837	(19,726)	—

Total	651,582	257,032	44,797	(19,726)	933,685

Operating income	¥86,487	¥15,584	¥2,096	¥(18,056)	¥86,111

Identifiable assets at March 31, 2011	¥918,656	¥232,772	¥39,386	¥166,038	¥1,356,852
Depreciation and amortization	15,870	7,941	697	2,009	26,517
Capital expenditures	13,871	8,625	691	764	23,951

(Notes)

1.	The unallocated corporate expenses included in “Adjustments” amounted to ¥20,770 million, ¥12,030 million, and ¥18,066 million for the years ended March 31, 2013, 2012, and 2011, respectively. The unallocated corporate assets included in “Adjustments” amounted to ¥209,036 million, ¥171,354 million, and ¥182,602 million at March 31, 2013, 2012, and 2011, respectively, which consisted mainly of cash and cash equivalents, investment securities, and corporate properties held or used by the administration departments of the parent company. “Adjustments” also included the elimination of intersegment transactions.
2.	The aggregated amounts of operating income equal to those in the consolidated statements of income, and refer to the consolidated statements of income for the reconciliation of operating income to income before income taxes and equity in net income of affiliated companies.
3.	Intersegment revenues are recorded at values that approximate market prices.

Revenues from External Customers by Product Groups

Information for revenues from external customers by product groups is summarized as follows:

(¥ in millions)
For the years ended March 31:	2013	2012	2011
Farm & Industrial Machinery:
Farm equipment and engines	¥744,319	¥619,989	¥580,671
Construction machinery	106,634	93,954	70,847

	850,953	713,943	651,518

Water & Environment:
Pipe-related products	151,058	142,466	140,387
Environment-related products	64,827	56,045	52,381
Social-Infrastructure-related products	66,193	64,775	60,439

	282,078	263,286	253,207

Other	34,597	30,790	28,960

Total	¥1,167,628	¥1,008,019	¥933,685

Geographic Information

Information for revenues from external customers by destinations and property, plant, and equipment based on physical location are summarized as follows:

(¥ in millions)
	2013	2012	2011
Revenues from external customers by destination for the years ended March 31:
Japan	¥540,982	¥498,684	¥477,913
North America	263,246	219,929	189,330
Europe	118,744	88,715	75,762
Asia Outside Japan	204,172	169,632	160,533
Other Areas	40,484	31,059	30,147

Total	¥1,167,628	¥1,008,019	¥933,685

Property, plant, and equipment based on physical location at March 31:
Japan	¥178,680	¥176,987	¥177,460
North America	22,892	15,158	16,146
Europe	14,057	9,580	1,733
Asia Outside Japan	36,005	20,087	18,794
Other Areas	3,892	3,255	3,225

Total	¥255,526	¥225,067	¥217,358

(Notes)

1.	Revenues from North America include those from the United States of ¥228,932 million, ¥190,243 million, and ¥167,553 million for the years ended March 31, 2013, 2012, and 2011, respectively.
2.	There is no single customer, revenues from whom exceed 10% of total consolidated revenues of the Company.